Derivative Instruments and Hedging Activities (Details) In Millions, unless otherwise specified	12 Months Ended																				12 Months Ended										12 Months Ended																																																			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Cartagena Affiliate [Member] Interest Rate Derivatives USD ($)	Dec. 31, 2010 Interest Rate Derivatives Current Member Libor USD Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Current Member Euribor EUR Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Current Member Euribor EUR Member EUR (€)	Dec. 31, 2010 Interest Rate Derivatives Current Member Libor GBP Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Current Member Libor GBP Member GBP (£)	Dec. 31, 2010 Interest Rate Derivatives Current Member Securities Industry and Financial Markets Association Municipal Swap Index USD Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Libor USD Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Euribor EUR Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Euribor EUR Member EUR (€)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Libor GBP Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Libor GBP Member GBP (£)	Dec. 31, 2010 Interest Rate Derivatives Maximum Member Securities Industry and Financial Markets Association Municipal Swap Index USD Member USD ($)	Dec. 31, 2010 Interest Rate Derivatives Libor USD Member	Dec. 31, 2010 Interest Rate Derivatives Euribor EUR Member	Dec. 31, 2010 Interest Rate Derivatives Libor GBP Member	Dec. 31, 2010 Interest Rate Derivatives Securities Industry and Financial Markets Association Municipal Swap Index USD Member	Dec. 31, 2010 Interest Rate Derivatives USD ($)	Dec. 31, 2009 Interest Rate Derivatives USD ($)	Dec. 31, 2010 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2009 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2010 Interest Rate Derivatives Net Equity In Earnings Of Affiliates Member USD ($)	Dec. 31, 2009 Interest Rate Derivatives Net Equity In Earnings Of Affiliates Member USD ($)	Dec. 31, 2010 Cross Currency Swaps Chilean Unidad De Fomento CLF Member USD ($)	Dec. 31, 2010 Cross Currency Swaps Chilean Unidad De Fomento CLF Member CLF	Dec. 31, 2010 Cross Currency Swaps USD ($)	Dec. 31, 2009 Cross Currency Swaps USD ($)	Dec. 31, 2010 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2009 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2010 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Foreign Currency Options Member Euro EUR Member USD ($)	Dec. 31, 2010 Foreign Currency Options Member Euro EUR Member EUR (€)	Dec. 31, 2010 Foreign Currency Options Member Brazilian Real BRL Member USD ($)	Dec. 31, 2010 Foreign Currency Options Member Brazilian Real BRL Member BRL	Dec. 31, 2010 Foreign Currency Options Member Philippine Peso PHP Member USD ($)	Dec. 31, 2010 Foreign Currency Options Member Philippine Peso PHP Member PHP	Dec. 31, 2010 Foreign Currency Options Member British Pound GBP Member USD ($)	Dec. 31, 2010 Foreign Currency Options Member British Pound GBP Member GBP (£)	Dec. 31, 2010 Foreign Currency Forwards Member Chilean Peso CLP Member USD ($)	Dec. 31, 2010 Foreign Currency Forwards Member Chilean Peso CLP Member CLP	Dec. 31, 2010 Foreign Currency Forwards Member Colombian Peso COP Member USD ($)	Dec. 31, 2010 Foreign Currency Forwards Member Colombian Peso COP Member COP	Dec. 31, 2010 Foreign Currency Forwards Member Argentine Peso ARS Member USD ($)	Dec. 31, 2010 Foreign Currency Forwards Member Argentine Peso ARS Member ARS	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Euro EUR Member USD ($)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Euro EUR Member EUR (€)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Brazilian Real BRL Member USD ($)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Brazilian Real BRL Member BRL	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Philippine Peso PHP Member USD ($)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Philippine Peso PHP Member PHP	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Argentine Peso ARS Member USD ($)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Argentine Peso ARS Member ARS	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Kazakhstani Tenge KZT Member USD ($)	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Kazakhstani Tenge KZT Member KZT	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Cameroon Franc XAF Member XAF	Dec. 31, 2010 Embedded Foreign Currency Derivatives Member Cameroon Franc XAF Member USD ($)	Dec. 31, 2010 Commodity Natural Gas MMBTU Member MMBTU	Dec. 31, 2010 Commodity Petcoke Metric Tons Member MetricTons	Dec. 31, 2010 Commodity Aluminum M Wh Member MetricTons	Dec. 31, 2010 Commodity Financial Transmission Rights MW Member mw	Dec. 31, 2010 Commodity Certified Emission Reductions CER Member tons	Dec. 31, 2010 Gas Andes [Member]	Dec. 31, 2010 Quoted Market Prices in Active Market for Identical Assets (Level1) USD ($)	Dec. 31, 2009 Quoted Market Prices in Active Market for Identical Assets (Level1) USD ($)	Dec. 31, 2010 Cartagena Affiliate [Member] Significant Other Observable Inputs (Level 2) Derivative Instruments Hedging Member USD ($)	Dec. 31, 2010 Cartagena Affiliate [Member] Significant Other Observable Inputs (Level 2) Derivative Instruments Not Hedging Member USD ($)	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) USD ($)	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) USD ($)	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) USD ($)	Dec. 31, 2010 Derivative Instruments Hedging Member USD ($)	Dec. 31, 2009 Derivative Instruments Hedging Member USD ($)	Dec. 31, 2010 Derivative Instruments Not Hedging Member USD ($)	Dec. 31, 2009 Derivative Instruments Not Hedging Member USD ($)	Dec. 31, 2009 Gener Subsidiary Member USD ($)	Dec. 31, 2010 Foreign Currency USD ($)	Dec. 31, 2009 Foreign Currency USD ($)	Dec. 31, 2010 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Foreign Currency Net Equity In Earnings Of Affiliates Member USD ($)	Dec. 31, 2009 Foreign Currency Net Equity In Earnings Of Affiliates Member USD ($)	Dec. 31, 2010 Electricity Commodity Contract Member USD ($)	Dec. 31, 2009 Electricity Commodity Contract Member USD ($)	Dec. 31, 2010 Electricity Commodity Contract Member Non-regulated revenue USD ($)	Dec. 31, 2009 Electricity Commodity Contract Member Non-regulated revenue USD ($)	Dec. 31, 2010 Other Commodity Contract Member Non-regulated revenue USD ($)	Dec. 31, 2009 Other Commodity Contract Member Non-regulated revenue USD ($)	Dec. 31, 2010 Other Commodity Contract Member Non-regulated cost of sales USD ($)	Dec. 31, 2009 Other Commodity Contract Member Non-regulated cost of sales USD ($)	Dec. 31, 2010 Other Commodity Contract Member Net Equity In Earnings Of Affiliates Member USD ($)	Dec. 31, 2009 Other Commodity Contract Member Net Equity In Earnings Of Affiliates Member USD ($)
Derivative Tables [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 4,300				$ 2,543	$ 1,651	€ 1,233	$ 68	£ 44	$ 40	$ 2,671	$ 1,651	€ 1,233	$ 68	£ 44	$ 40
Weighted Average Remaining Term																	10	13	10	12									15	15							<1	<1	<1	<1	<1	<1	<1	<1	<1	<1	<1	<1	<1	<1	4	4	1	1	3	3	9	9	10	10	2	2	12	14	9	<1	2
% of Debt Currently Hedged by Index																	69.00%	72.00%	69.00%										83.00%	83.00%
Notional Amount Of Foreign Currency Derivatives																													257								21	15	120	208	6	266	4	3	179	89,106	7	13,151	13	57	38	28	11	19	484	21,176	83	331	210	31,084	1,755	4
Notional (CLF)																														6
Probability Adjusted Notional																																					18		30		1		2
Notional																																																															34,000,000	14,000,000	17,000,000	0	1,000,000
Ownership interest in two gas transportation companies																																																																				13.00%
Current assets:
Foreign currency derivatives	7	6																																																																			0	0		1	4	6	3	0	0	0	7	6
Commodity and other derivatives
Commodity and other derivatives	5	29																																																																			0	0			2	1	3	28	0	1	5	28
Total current assets	12	35																																																																			0	0			6	7	6	28	0	1	12	34
Noncurrent assets:
Interest rate derivatives	49	85																																																																			0	0			49	83	0	2	49	85	0	0
Foreign currency derivatives	31	0																																																																			0	0		4	4	0	27	0	0	0	31	0
Cross currency derivatives	12	0																																																																			0	0			0	0	12	0	12	0	0	0
Commodity and other derivatives	20	0																																																																			0	0			4	0	16	0	0	0	20	0
Total noncurrent assets	112	85																																																																			0	0			57	83	55	2	61	85	51	0
Total assets	124	120																																																																			0	0			63	90	61	30	61	86	63	34
Current liabilities:
Interest rate derivatives	137	125																																																																			0	0	19		137	118	0	7	126	115	11	10
Cross currency derivatives	2	0																																																																			0	0			0	0	2	0	2	0	0	0
Foreign currency derivatives	13	3																																																																			0	0			13	3	0	0	8	2	5	1
Commodity and other derivatives
Commodity and other derivatives	0	2																																																																			0	0			0	0	0	2	0	0	0	2
Total current liabilities	152	130																																																																			0	0			150	121	2	9	136	117	16	13
Noncurrent liabilities:
Interest rate derivatives	247	157																																																																			0	0	46		246	150	1	7	232	141	15	16
Cross currency derivatives	0	12																																																																			0	0			0	0	0	12	0	12	0	0
Foreign currency derivatives	23	2																																																																			0	0			15	2	8	0	0	0	23	2
Commodity and other derivatives
Commodity and other derivatives	1	2																																																																			0	0			0	0	1	2	0	0	1	2
Total noncurrent liabilities	271	173																																																																			0	0			261	152	10	21	232	153	39	20
Total liabilities	423	303																																																																			0	0			411	273	12	30	368	270	55	33
AOCI to be recognized in next 12 months table
Accumulated Other Comprehensive Income (Loss)																					(88)										(4)																																																			(9)
Gain Loss By Type Of Derivative Tables
Gains (Losses) Recognized in AOCL	(249)	219		(29)																	(243)	49									11	48																																																		(9)	2					(8)	120
Gains (Losses) Reclassified from AOCL into Earnings	(115)	(24)																					(108)	(72)	(2)	0	(1)	0					(1)	2	0	43																																																(3)	0					0	3
Gains (Losses) Due to Discontinued Operations Excluded From Amount Reclassified from AOCL into Earnings																							(113)	(35)																																																																		11	190
Gains (Losses) Recognized in Earnings (ineffective portion)	(10)	(20)	45																				(15)	(8)			0	(1)					5	(11)																																																		0	0
Gains (Losses) Recognized in Earnings (not designated as hedging instruments)	(19)	(92)	11																				(7)	(25)																																																												(36)	(38)	(2)	0					21	1	5	(30)	0	0
Footnotes To AOCI Gain Loss Tables
Gain Loss Reclassified Into Earnings Discontinuance Of Cash Flow Hedge Net	(1)	0	(1)
Cash Flow Hedge Gain Loss In Accumulated Other Comprehensive Income Loss Abstract
Balance at January 1, 2008		(263)	(232)
Reclassification to earnings			76
Change in fair value			(107)
Balance at December 31, 2008			(263)
IPL Regulatory Activity Narrative
Change In Regulatory Asset Resulting From Change In Derivative Fair Value	3	0
Change In Regulatory Liability Resulting From Change In Derivative Fair Value	1	(4)
Credit Risk-Related Contingent Features [Line Items]
Net liability position, derivative transactions																																																																																	12
Collateral posted for cross currency swap derivative transactions																																																																																	$ 25